UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03031

Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (63.5%)
$55,800	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.01%	10/07/15	06/01/41	$55,800,000
20,575	Charlotte, NC, Water & Sewer System Ser 2006 B	0.01	10/07/15	07/01/36	20,575,000
	Colorado Springs, CO,
19,530	Utilities System Sub Lien Ser 2004 A	0.03	10/07/15	11/01/23	19,530,000
10,000	Utilities System Sub Lien Ser 2006 A	0.02	10/07/15	11/01/25	10,000,000
18,175	Utilities System Sub Lien Ser 2007 A	0.02	10/07/15	11/01/37	18,175,000
19,800	Utilities System Sub Lien Ser 2007 B	0.02	10/07/15	11/01/26	19,800,000
25,435	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.02	10/07/15	04/01/38	25,435,000
1,000	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.03	10/07/15	10/15/16	1,000,000
25,005	Gainesville, FL, Utilities System 2007 Ser A	0.02	10/07/15	10/01/36	25,005,000
15,665	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.01	10/07/15	11/15/33	15,665,000
25,300	Houston, TX, Combined Utility System First Lien Ser 2004 B5	0.01	10/07/15	05/15/34	25,300,000
	Illinois Toll Highway Authority,
29,250	Toll Highway Senior Priority Ser 2007 A-1B	0.01	10/07/15	07/01/30	29,250,000
27,500	Toll Highway Senior Priority Ser 2007 A-2B	0.01	10/07/15	07/01/30	27,500,000
30,745	Indiana Finance Authority, Trinity Health Ser 2008 D-1	0.01	10/07/15	12/01/34	30,745,000
14,050	JEA, FL, Water & Sewer System Subser 2008 A-2	0.01	10/07/15	10/01/42	14,050,000
12,500	Long Island Power Authority, NY, Electric System Ser 2012 C	0.01	10/07/15	05/01/33	12,500,000
20,000	Massachusetts, Central Artery Ser 2000 A	0.01	10/07/15	12/01/30	20,000,000
23,600	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2008 A-1	0.01	10/07/15	07/01/21	23,600,000
	Massachusetts Department of Transportation,
21,600	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.01	10/07/15	01/01/39	21,600,000
21,760	Metropolitan Highway System Contract Assistance Ser 2010 A-7	0.01	10/07/15	01/01/29	21,760,000
	Massachusetts Water Resources Authority,
20,660	Gen Ser 2008 A-1	0.01	10/07/15	08/01/37	20,660,000
2,765	Gen Ser 2008 A-2	0.01	10/07/15	08/01/37	2,765,000
21,400	Gen Ser 2008 A-3	0.01	10/07/15	08/01/37	21,400,000
7,000	Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-2	0.01	10/07/15	11/01/35	7,000,000
2,000	Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2	0.02	10/07/15	10/01/39	2,000,000
	Mobile Downtown Redevelopment Authority, AL,
14,225	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.01	10/07/15	05/01/41	14,225,000
20,805	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.01	10/07/15	05/01/41	20,805,000
	New York City Municipal Water Finance Authority, NY,
32,200	2000 Ser C	0.01	10/07/15	06/15/33	32,200,000
30,000	Second General Fiscal 2010 Ser CC	0.01	10/07/15	06/15/41	30,000,000
	New York City Transitional Finance Authority, NY,
24,600	Future Tax Fiscal 2010 Ser F Subser F-5	0.01	10/07/15	02/01/35	24,600,000
34,350	Future Tax Fiscal 2013 Ser C-5	0.01	10/07/15	11/01/41	34,350,000
22,000	Recovery Fiscal 2003 Ser 1 Subser 1DA	0.01	10/07/15	11/01/22	22,000,000
20,000	North Texas Tollway Authority, TX, Ser 2009 D	0.01	10/07/15	01/01/49	20,000,000
17,200	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.01	10/07/15	11/01/38	17,200,000

10,000	RBC Municipal Products Trust, Inc., PA, Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.02	10/07/15	02/01/18	10,000,000
	University of Texas Regents,
11,700	Financing System Ser 2008 B	0.01	10/07/15	08/01/39	11,700,000
54,345	Financing System Ser 2008 B	0.01	10/07/15	08/01/32	54,345,000
25,980	Permanent University Fund Ser 2008 A	0.01	10/07/15	07/01/37	25,980,000
36,000	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.03	10/07/15	05/15/39	36,000,000
	Total Weekly Variable Rate Bonds (Cost $844,520,000)				844,520,000

	Daily Variable Rate Bonds (19.9%)
	East Baton Rouge Parish, LA,
20,400	Exxon Mobil Corporation Ser 2010 A	0.01	10/01/15	08/01/35	20,400,000
17,400	Exxon Mobil Corporation Ser 2010 B	0.01	10/01/15	12/01/40	17,400,000
25,700	Gulf Coast Industrial Development Authority, TX, Exxon Mobil Project Ser 2012	0.01	10/01/15	11/01/41	25,700,000
23,500	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2010 D & F PUTTERs Ser 4323 (c)	0.11	10/01/15	12/01/17	23,500,000
2,500	Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-1	0.01	10/01/15	11/01/35	2,500,000
	Mississippi Business Finance Corporation,
20,000	Chevron USA Ser 2007 A	0.01	10/01/15	12/01/30	20,000,000
35,700	Chevron USA Ser 2010 K	0.01	10/01/15	11/01/35	35,700,000
	New York City Transitional Finance Authority, NY,
25,600	Future Tax Fiscal 2010 Ser G Subser G-5	0.01	10/02/15	05/01/34	25,600,000
20,000	Future Tax Fiscal 2014 Ser D Subser D-3	0.01	10/01/15	02/01/44	20,000,000
	New York City, NY,
11,650	Fiscal 2008 Ser J Subser J-3	0.01	10/02/15	08/01/23	11,650,000
48,605	Fiscal 2012 Subser G-6	0.01	10/01/15	04/01/42	48,605,000
14,600	Fiscal 2013 Ser F Subser F-3	0.01	10/01/15	03/01/42	14,600,000
	Total Daily Variable Rate Bonds (Cost $265,655,000)				265,655,000

NUMBER OF SHARES (000)
Investment Company (10.3%)
136,400	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $136,400,000)	136,400,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Closed-End Investment Companies (5.2%)
$10,000	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.11%	10/07/15	12/01/40	10,000,000
7,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.11	10/07/15	09/01/43	7,000,000
5,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.12	10/07/15	05/01/41	5,000,000
23,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.12	10/07/15	05/01/41	23,000,000
4,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.11	10/07/15	08/03/43	4,000,000
2,700	Western Asset Intermediate Muni Fund, Inc., VRDP Ser 1 (AMT) (c)	0.11	10/07/15	02/25/45	2,700,000

18,000	Western Asset Managed Municipals Fund, Inc., VRDP Ser 1 (AMT) (c)	0.11	10/07/15	03/04/45	18,000,000
	Total Closed-End Investment Companies (Cost $69,700,000)				69,700,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (1.5%)
20,000	San Antonio, TX, Electric & Gas Systems Ser B (Cost $20,000,000)	0.01%	0.01%	10/05/15	20,000,000
	Total Investments (Cost $1,336,275,000) (e)			100.4%	1,336,275,000
	Liabilities in Excess of Other Assets			(0.4)	(5,899,360)
	Net Assets			100.0%	$1,330,375,640

AMT	Alternative Minimum Tax.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2015.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by $22,096 relating to the Fund’s investment in the Liquidity Funds.

(e)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Tax-Free Daily Income Trust

Summary of Investments • September 30, 2015 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/15	Percentage of Total Investments
Weekly Variable Rate Bonds	63.2%
Daily Variable Rate Bonds	19.9
Investment Company	10.2
Closed-End Investment Companies	5.2
Commercial Paper	1.5
100.0%

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments • September 30, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$844,520,000	$—	$844,520,000
Daily Variable Rate Bonds	—	265,655,000	—	265,655,000
Investment Company	136,400,000	—	—	136,400,000
Closed-End Investment Companies	—	69,700,000	—	69,700,000
Commercial Paper	—	20,000,000	—	20,000,000
Total Assets	$136,400,000	$1,199,875,000	$—	$1,336,275,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015